NET LOSS PER SHARE	12 Months Ended
Mar. 31, 2022
NET LOSS PER SHARE
NET LOSS PER SHARE

17. NET LOSS PER SHARE

For the fiscal year ended March 31, 2022 and March 31, 2021, basic loss per share and diluted loss per share were the same, as the Company recorded a net loss for both years and the exercise of any potentially dilutive instruments would be anti-dilutive.

Instruments that could potentially dilute basic earnings includes common share stock options, warrants, FTP warrants, Compensation warrants and shares related to Jamaica Facility shares (Note 14).

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
Loss attributable to common shares ($)	(54,691,130)	(23,117,607)
Weighted average number of shares outstanding – basic and diluted (#)	57,751,224	33,067,833
Loss per common share, basic and diluted ($)	(0.95)	(0.70)